Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Restricted Cash

5.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

(a)	Cash and Cash Equivalents

The Group’s cash and cash equivalents at December 31, 2019 and 2018, consisted of cash on hand and was invested in business and savings accounts.

Supplementary cash flow information

Non-cash investing and financing activities:

In the year ended December 31, 2019:

•	111,086 common shares were issued to settle the payout of restricted share units (note 6(f)).
•	Share purchase warrants were issued as part of the financing fee paid to the underwriters in the June bought deal financing (note 6(b)).
•	No additional consideration was received by the Group on the conversion of special warrants into shares (note6(b)).

In the year ended December 31, 2018:

•	434,742 common shares were issued to settle the payout of vested RSUs (note 6(f)).
•	In the special warrant financing in December 2018, a cheque received for $249 for the purchase of 300,000 special warrants was only deposited after the reporting period on January 7, 2019.

(b)	Restricted cash

The Group has cash deposited with a United States financial institution that has been pledged as collateral to the surety provider for the surety bond accepted by the Alaskan regulatory authorities in 2018 (see below). The cash deposit will be released once any reclamation work required has been performed and assessed by the Alaskan regulatory authorities. The cash is invested in a money market fund. For the year ended December 31, 2019, income of $15 (2018 – $8) respectively, has been recognized which has been re-invested.

During the year ended December 31, 2018, the Group posted a bond of US$2,000 with the Alaskan regulatory authorities for a performance guarantee related to any potential reclamation liability as a condition of the Miscellaneous Land Use Permit granted to the Pebble Partnership for its ongoing activities on the Pebble Project.